Net Income Per Unit - Basic and Diluted (Table) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerators
Partnership’s net income	$ 47,208	$ 125,421	$ 98,178
Less:
General Partner’s interest in Partnership’s net income	680	2,157	1,790
Partnership’s net income allocable to unvested units	929	3,662	2,053
Common unit holders’ interest in Partnership’s net income	$ 45,599	$ 119,602	$ 94,335
Denominators
Weighted Average Number of Shares Outstanding, Basic	21,182,471	19,325,030	18,342,413
Weighted Average Number of Shares Outstanding, Diluted	21,182,471	19,325,030	18,342,413
Net income per common unit:
Earnings Per Share, Basic	$ 2.15	$ 6.19	$ 5.14
Earnings Per Share, Diluted	$ 2.15	$ 6.19	$ 5.14